MATERIAL ACCOUNTING POLICIES - Disclosure of detailed information about subsidiaries (Details)		1 Months Ended		12 Months Ended
		Sep. 24, 2024	Feb. 26, 2024	Dec. 31, 2025	Dec. 31, 2024
Disclosure of subsidiaries [line items]
Percentage ownership				74.00%
Proportion of voting rights held in subsidiary		26.00%	74.00%
I.M.C. Holdings Ltd ("IMC") [Member]
Disclosure of subsidiaries [line items]
Percentage ownership				100.00%	100.00%
Focus Medical Herbs Ltd. ("Focus") [Member]
Disclosure of subsidiaries [line items]
Percentage ownership	[1]			100.00%	74.00%
Oranim Plus Pharm LTD. [Member]
Disclosure of subsidiaries [line items]
Percentage ownership	[2]			0.00%	51.00%
Oranim Pharm [Member]
Disclosure of subsidiaries [line items]
Percentage ownership	[2]			0.00%	100.00%
IM Cannabis Holding NL B.V
Disclosure of subsidiaries [line items]
Percentage ownership	[3]			100.00%	100.00%
Adjupharm GmbH ("Adjupharm") [Member]
Disclosure of subsidiaries [line items]
Percentage ownership				90.02%	90.02%
I.M.C. Pharma Ltd. [Member]
Disclosure of subsidiaries [line items]
Percentage ownership				100.00%	100.00%
I.M.C Farms Israel Ltd. ("IMC Farms") [Member]
Disclosure of subsidiaries [line items]
Percentage ownership	[4]			0.00%	100.00%
I.M.C.C. Medical Herbs Ltd. [Member]
Disclosure of subsidiaries [line items]
Percentage ownership	[4]			0.00%	100.00%
R.A. Yarok Pharm Ltd. (“Pharm Yarok”) [Member]
Disclosure of subsidiaries [line items]
Percentage ownership				100.00%	100.00%
Rosen High Way Ltd. (“Rosen High Way”) [Member]
Disclosure of subsidiaries [line items]
Percentage ownership				100.00%	100.00%
Revoly Trading and Marketing Ltd. (“Vironna”) [Member]
Disclosure of subsidiaries [line items]
Percentage ownership				51.00%	51.00%

[1]	IMC Holdings held an option to acquire from main shareholders of the Company an ownership which represents a rate of 74% of the voting rights in Focus (the “Option”). According to accounting criteria in IFRS 10, IMC Holdings is viewed as effectively exercising control over Focus, and thus the financial results of Focus were consolidated with those of the Group. On February 26, 2024, the Option was fully exercised and following the exercise the Company held 74% of the voting rights in Focus. In September 2024, the Board approved the acquisition of the remaining 26% of the voting rights in Focus, pending all necessary organizational and regulatory approvals which were achieved on May 26, 2025 (see also Note 18B6 below).
[2]	Was deconsolidated effective April 15, 2024 (see also Note 19F1 below).
[3]	Inactive entity.
[4]	In January 2025, the Israeli Companies Registrar approved a liquidation status for such entities which was completed during the year.